UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001

Institutional Investment Manager Filing this Report:
Name:    General American Investors Company, Inc.
Address: 450 Lexington Avenue, Suite 3300
         New York, NY  10017

13F File Number: 28-461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report:
Name:  Eugene L. DeStaebler, Jr.
Title: Vice-President, Administration
Phone: 212-916-8400
Signature, Place and Date of Signing:
     Eugene L. DeStaebler, Jr.     New York, NY      February 07, 2002

Report Type  (Check only one.):

[x]       13F HOLDINGS REPORT
[ ]       13F NOTICE
[ ]       13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
    NONE

I am signing this report as required by the Securities Exchange Act of 1934.

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                     FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 68
Form 13F Information Table Value Total: $916,644,938

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      NAME OF ISSUER         TITLE    CUSIP          FAIR      SHARES OR          INVEST. DISC.    OTHER      VOTING AUTHORITY
                              OF      NUMBER        MARKET     PRINCIPAL  SH/               SHARED  MGRS.
                             CLASS                   VALUE      AMOUNT    PRN    SOLE SHARED OTHER        SOLE     SHARED   NONE
                                                                                 (A)   (B)   (C)          (A)       (B)      (C)
 ----------------------------------------------------------------------------------------------------------------------------------
 ADC Telecommunications, In COMMON 000886101        1,518,000    330,000 N        X                       330,000
 Adams Express Company      COMMON 006212104        1,212,838     85,291 N        X                        85,291
 American International Gro COMMON 026874107       15,483,000    195,000 N        X                       195,000
 Alkermes, Inc.             COMMON 01642T108        5,799,200    220,000 N        X                       220,000
 AmerUs Group Co.           COMMON 03072M108       10,752,000    300,000 N        X                       300,000
 ANADIGICS, Inc.            COMMON 032515108        5,680,625    372,500 N        X                       372,500
 Annuity and Life Re (Holdi COMMON G03910109       14,061,600    560,000 N        X                       560,000
 AXT, Inc.                  COMMON 00246W103        3,080,805    213,500 N        X                       213,500
 The Boeing Company         COMMON 097023105       18,420,500    475,000 N        X                       475,000
 Bancroft Convertible Fund  COMMON 059695106          353,500     17,500 N        X                        17,500
 Bookham Technology plc     COMMON 09856Q108          490,000    200,000 N        X                       200,000
 Bristol-Myers Squibb Compa COMMON 110122108       21,675,000    425,000 N        X                       425,000
 BioReliance Corporation    COMMON 090951104        2,853,000    100,000 N        X                       100,000
 Berkshire Hathaway Inc.    COMMON 084670108       23,814,000        315 N        X                           315
 Brooks Automation, Inc.    COMMON 11434A100       11,184,250    275,000 N        X                       275,000
 Coca-Cola Enterprises Inc. COMMON 191219104        9,470,000    500,000 N        X                       500,000
 Central Securities Corpora COMMON 155123102        2,503,463     98,912 N        X                        98,912
 CIENA Corporation          COMMON 171779101        5,724,000    400,000 N        X                       400,000
 Costco Wholesale Corporati COMMON 22160K105       29,956,500    675,000 N        X                       675,000
 Cox Communications, Inc. - COMMON 224044107       21,793,200    520,000 N        X                       520,000
 Cisco Systems, Inc.        COMMON 17275R102        9,688,850    535,000 N        X                       535,000
 Genentech, Inc.            COMMON 368710406       17,631,250    325,000 N        X                       325,000
 EMCORE Corporation         COMMON 290846104        2,649,650    197,000 N        X                       197,000
 Ethan Allen Interiors Inc. COMMON 297602104       11,437,250    275,000 N        X                       275,000
 Ford Motor Company         COMMON 345370100       26,731,860  1,700,500 N        X                     1,700,500
 First Midwest Bancorp, Inc COMMON 320867104        5,838,000    200,000 N        X                       200,000
 Fusion Medical Technologie COMMON 361128101          229,200     40,000 N        X                        40,000
 Golden West Financial      COMMON 381317106       30,896,250    525,000 N        X                       525,000
 Genaera Corporation        COMMON 36867G100        1,053,000    270,000 N        X                       270,000
 Halliburton Company        COMMON 406216101       17,030,000  1,300,000 N        X                     1,300,000
 The Home Depot, Inc.       COMMON 437076102      104,315,450  2,045,000 N        X                     2,045,000
 Health Net, Inc.           COMMON 42222G108        8,712,000    400,000 N        X                       400,000
 IDEC Pharmaceuticals Corpo COMMON 449370105       35,843,600    520,000 N        X                       520,000
 John Hancock Financial Ser COMMON 41014S106       18,172,000    440,000 N        X                       440,000
 Johnson & Johnson          COMMON 478160104        9,160,500    155,000 N        X                       155,000
 Lucent Technologies Inc.   COMMON 549463107        4,725,000    750,000 N        X                       750,000
 Medtronic, Inc.            COMMON 585055106       14,850,900    290,000 N        X                       290,000
 MedImmune, Inc.            COMMON 584699102       12,236,400    264,000 N        X                       264,000
 MetLife, Inc.              COMMON 59156R108        9,504,000    300,000 N        X                       300,000
 Millennium Pharmaceuticals COMMON 599902103        2,941,200    120,000 N        X                       120,000
 Molex Incorporated Class A COMMON 608554200       18,732,125    692,500 N        X                       692,500
 M&T Bank Corporation       COMMON 55261F104       26,226,000    360,000 N        X                       360,000
 NTL Incorporated           COMMON 629407107          169,200    180,000 N        X                       180,000
 Annaly Mortgage Management COMMON 035710409        8,400,000    525,000 N        X                       525,000
 Newell Rubbermaid Inc.     COMMON 651229106        4,135,500    150,000 N        X                       150,000
 OSI Pharmaceuticals, Inc.  COMMON 671040103        6,861,000    150,000 N        X                       150,000
 PepsiCo, Inc.              COMMON 713448108        8,520,750    175,000 N        X                       175,000
 Pfizer Inc                 COMMON 717081103       35,466,500    890,000 N        X                       890,000
 PartnerRe Ltd.             COMMON G6852T105       29,700,000    550,000 N        X                       550,000
 PRI Automation, Inc.       COMMON 69357H106        2,454,000    120,000 N        X                       120,000
 PSC Inc.                   COMMON 69361E107          157,560    303,000 N        X                       303,000
 Everest Re Group, Ltd.     COMMON G3223R108       40,652,500    575,000 N        X                       575,000
 Repsol, S.A. - ADR         COMMON 76026T205       10,171,000    700,000 N        X                       700,000
 Reinsurance Group of Ameri COMMON 759351109       19,968,000    600,000 N        X                       600,000
 Royce Value Trust          COMMON 780910105        1,124,667     71,544 N        X                        71,544
 Schlumberger Limited       COMMON 806857108        2,747,500     50,000 N        X                        50,000
 SunTrust Banks, Inc.       COMMON 867914103       16,302,000    260,000 N        X                       260,000
 Terayon Communication      COMMON 880775101        2,067,750    250,000 N        X                       250,000
 THREE-FIVE SYSTEMS, INC.   COMMON 88554L108        3,977,500    250,000 N        X                       250,000
 The TJX Companies, Inc.    COMMON 872540109       52,814,500  1,325,000 N        X                     1,325,000
 Transatlantic Holdings, In COMMON 893521104       20,475,000    225,000 N        X                       225,000
 Uniroyal Technology Corpor COMMON 909163107          800,000    250,000 N        X                       250,000
 Viewpoint Corporation      COMMON 92672P108        1,566,300    230,000 N        X                       230,000
 Wind River Systems, Inc.   COMMON 973149107        6,080,445    339,500 N        X                       339,500
 Waste Management, Inc.     COMMON 94106L109        8,934,800    280,000 N        X                       280,000
 Wal-Mart Stores, Inc.      COMMON 931142103       32,803,500    570,000 N        X                       570,000
 Zygo Corporation           COMMON 989855101        1,590,000    100,000 N        X                       100,000
 Zarlink Semiconductor Inc. COMMON 989139100        4,275,000    380,000 N        X                       380,000

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